Convertible Notes and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible notes and notes payable

On December 12, 2006, we borrowed funds from the Southeast Idaho Council of Governments (SICOG) (the “EDA-#180 loan”). The remaining balance on the loan at the date of the Merger was $14,974. The interest rate is 6.25%, and the maturity date was January 5, 2013. The loan principal was $8,392 with accrued interest of $0 as of September 30, 2018. This note is in default.

On December 23, 2009, we borrowed funds from SICOG (the “EDA-#273 loan”). The remaining balance on the loan at the date of the Merger was $94,480. The interest rate is 7%, and the maturity date was December 23, 2014. The loan principal was $94,480 with accrued interest of $21,174 as of September 30, 2018. This note is in default.

On December 23, 2009, we borrowed funds from SICOG (the “MICRO I-#274 loan”). The remaining balance on the loan at the date of the Merger was $23,619. The interest rate is 7%, and the maturity date was December 23, 2014. The loan principal was $23,619 with accrued interest of $4,601 as of September 30, 2018. This note is in default.

On December 23, 2009, we borrowed funds from SICOG (the “MICRO II-#275 loan”). The remaining balance on the loan at the date of the Merger was $23,620. The interest rate is 7%, and the maturity date was December 23, 2014. The loan principal was $23,620 with accrued interest of $5,903 as of September 30, 2018. This note is in default.

On December 1, 2007, we borrowed funds from the Eastern Idaho Development Corporation (the “EIDC loan”). The remaining balance on the loan at the date of the Merger was $85,821. The interest rate is 7%, and the maturity date was September 1, 2015. The loan principal was $85,821 with accrued interest of $37,879 as of September 30, 2018. This note is in default.

On September 25, 2009, we borrowed funds from the Pocatello Development Authority. The remaining balance on the loan at the date of the Merger was $50,000. The interest rate is 5%, and the maturity date was October 25, 2011. The loan principal was $50,000 with accrued interest of $20,101 as of September 30, 2018. This note is in default.

On March 12, 2015, we combined convertible notes issued in 2010, 2011, and 2012, payable to our officers and directors in the aggregate principal amount of $320,246, plus accrued but unpaid interest of $74,134, into a single, $394,380 consolidated convertible note (the “Consolidated Note”). The Consolidated Note was assigned to JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, our director, chief executive officer, and chief financial officer. The Consolidated Note was convertible to common stock at $0.025 per share, the approximate market price of our common stock as of the date of the issuance. On February 24, 2017, the Consolidated Note was amended to eliminate the conversion feature. The Consolidated Note bears interest at 6% per annum and is due and payable within 90 days after demand. As of September 30, 2018, the outstanding loan balance was $394,380 and the accrued but unpaid interest was $88,964 on the Consolidated Note.

On November 23, 2015, we borrowed $50,000 from JPF pursuant to a promissory note. We received $37,500 before December 31, 2015, and $12,500 after the year-end. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share each for $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of September 30, 2018, the outstanding balance was $50,000, plus accrued interest of $8,323. We have recorded a debt discount of $50,000 for the fair value of derivative liability and amortized $23,333 of debt discount as of September 30, 2018 (see Note 9).

On February 25, 2016, we borrowed $50,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. On February 24, 2017, the note was amended to eliminate the conversion feature. As of September 30, 2018, the outstanding balance was $50,000, plus accrued interest of $7,911.

On May 20, 2016, we borrowed $50,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. On February 24, 2017, the note was amended to eliminate the conversion feature. As of September 30, 2018, the outstanding balance was $50,000, plus accrued interest of $7,063.

On October 20, 2016, we borrowed $12,500 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion price is not required to adjust for the reverse stock split as per the note agreement. On February 24, 2017, the note was amended to eliminate the conversion feature. As of September 30, 2018, the outstanding balance was $12,500, plus accrued interest of $1,497.

On October 20, 2016, we borrowed $12,500 from an independent director pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of September 30, 2018, the outstanding balance was $12,500, plus accrued interest of $1,563. We have recorded a debt discount of $12,500 for the fair value of derivative liability and amortized $5,833 of debt discount as of September 30, 2018 (see Note 9).

On October 20, 2016, we borrowed $25,000 from a stockholder pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of September 5, 2017, the note holder converted the note principal of $25,000 into 1,806,298 shares common stock. As of September 30, 2018, there was an outstanding balance of accrued interest of $904.

On December 21, 2016, we borrowed $25,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.03 of principal amount of the note. This conversion share price was adjusted to $0.01384 for the reverse stock splits. As of September 30, 2018, the outstanding balance was $25,000, plus accrued interest of $2,700. We have recorded a debt discount of $25,000 for the fair value of derivative liability and amortized $11,667 of debt discount as of September 30, 2018 (see Note 9).

During 2012, we issued a note payable for $1,000,000 and three-year warrants to purchase 3,295,761 shares of common stock with an exercise price of $0.50 per share. The note had an interest rate of 10% per annum, was secured by a first lien in all of our assets, and was due on February 3, 2015. We determined the warrants had a fair value of $378,500 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and was being amortized over the life of the note. We repriced the warrants during 2013 and took an additional charge to earnings of $1,269,380 related to the repricing. The warrants were exercised upon the repricing. On March 6, 2018, the note was amended to extend the due date to December 31, 2018. As of September 30, 2018, the outstanding balance was $1,000,000, plus accrued interest of $611,393.

During 2013, we issued Series B units. Each unit is comprised of a note agreement, a $50,000 promissory note that matures on September 30, 2023, and bears interest at 10% per annum payable annually in arrears, a security agreement, and a warrant to purchase 10,000 shares of common stock at an exercise price to be determined pursuant to a specified formula and expires on September 30, 2023. During 2013, we issued $525,000 of 10% promissory notes and warrants to purchase 105,000 shares of common stock. We determined the warrants had a fair value of $60,068 based on the Black-Scholes option-pricing model. As part of our agreement with a proposed external financing source, the board repriced the warrants to $0.00, exercised the warrants, and issued shares of common stock. On August 15, 2017, loans of $316,666 and accrued interest of $120,898 were converted to 437,564 shares at $1.00 per share, which was ratified by a disinterested majority of the board of directors. The shares were recorded at fair value of $1,165,892, which resulted in a loss on settlement of debt of $728,328 on the conversion date. As of September 30, 2018, the loan balance was $158,334 and the accrued interest was $80,901.

During 2013, we issued a note payable for $290,000 in connection with the reverse merger transaction. We have determined that no further payment of principal or interest on this note should be made because the note holder failed to perform his underlying obligations giving rise to this note. As such, we are confident that if the note holder were to seek legal redress, a court would decide in our favor by either voiding the note or awarding damages sufficient to offset the note value. As of September 30, 2018, the balance outstanding was $130,000, and the accrued interest as of that date was $48,200.

On January 18, 2018, the holder of a $2,265,000 note issued in 2014 agreed to extend the due date for repayment to the earlier of December 31, 2018, or the date of the financial closings of our Baha Mar Project (or any other project of $25 million or more), whichever occurs first. The holder is the investment entity owned by our Chief Executive Officer, Chief Financial Officer and Director. On August 15, 2017, principal of $618,500 and accrued interest of $207,731 were converted to 826,231 shares at $1.00 per share, which was ratified by a disinterested majority of the board of directors. The conversion was recorded at historical cost due to the related-party nature of the transaction. For the nine months ended September 30, 2018, we repaid $35,000. As of September 30, 2018, the note balance was $1,102,500 and the accrued interest was $483,642.

We have $300,000 in principal amount of outstanding notes, including $100,000 due to a related party, issued in 2014, in default since 2015, accruing interest at a default rate of 22%. We intend to repay the notes and accrued interest upon the Baha Mar SWAC project’s financial closing. Accrued interest totaled $230,179 as of September 30, 2018.

The due date of April 17, 2017, on a $50,000 promissory note, has been extended to April 7, 2019. The note and accrued interest can be converted into our common stock at a conversion rate of $0.75 per share at any time prior to the repayment. This conversion price is not required to adjust for the reverse stock split as per the note agreement. Accrued interest totaled $17,639 as of September 30, 2018. We have recorded $149 of debt discount for the fair value derivative liability and fully amortized $149 of the debt discount as of September 30, 2018.

On March 9, 2017, an entity owned and controlled by our chief executive officer agreed to provide up to $200,000 in working capital. The note bears interest of 10% and is due and payable within 90 days of demand. As of September 30, 2018, the balance outstanding was $177,000, plus accrued interest of $28,328.

During the third quarter of 2017, we completed a $2,000,000 convertible promissory note private placement offering. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable two years after purchase; and (iii) all principal and interest on each note automatically converts on the conversion maturity date into shares of our common stock at a conversion price of $4.00 per share, as long as the closing share price of our common stock on the trading day immediately preceding the conversion maturity date is at least $4.00, as adjusted for stock splits, stock dividends, reclassification, and the like. If the price of our shares on such date is less than $4.00 per share, the note (principal and interest) will be repaid in full. As of September 30, 2018, the outstanding balance for all four notes was $80,000, plus accrued interest of $5,793.

On November 6, 2017, we entered into an agreement and promissory note with JPF to loan up to $2,000,000 to us. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest is due and payable at the earliest of a resolution of the Memphis litigation, September 30, 2018, or when we are otherwise able to pay. For the nine months ended September 30, 2018, we repaid $18,500. As of September 30, 2018, the outstanding balance was $612,193 and the accrued interest was $64,926. On September 30, 2018, the note was amended to extend the maturity date to the earliest of a resolution of the Memphis litigation, December 31, 2018, or when we are otherwise able to pay.

In December 2017, we entered into a note and warrant purchase agreement pursuant to which we issued a series of unsecured promissory notes to accredited investors, in the aggregate principal amount of $979,156 as of September 30, 2018. These notes accrue interest at a rate of 10% per annum payable on a quarterly basis and are not convertible into shares of our capital stock. The notes are payable within five business days after receipt of gross proceeds of at least $1,500,000 from L2 Capital, LLC, an unaffiliated Kansas limited liability company (“L2 Capital). We may prepay the notes in whole or in part, without penalty or premium, on or before the maturity date of July 30, 2019. In connection with the issuance of the notes, for each note purchased, the note holder will receive a warrant as follows:

$10,000 note with a warrant to purchase 2,000 shares

$20,000 note with a warrant to purchase 5,000 shares

$25,000 note with a warrant to purchase 6,500 shares

$30,000 note with a warrant to purchase 8,000 shares

$40,000 note with a warrant to purchase 10,000 shares

$50,000 note with a warrant to purchase 14,000 shares

The exercise price per share of the warrants is equal to 85% of the closing price of our common stock on the day immediately preceding the exercise of the relevant warrant, subject to adjustment as provided in the warrant. The warrant includes a cashless net exercise provision whereby the holder can elect to receive shares equal to the value of the warrant minus the fair market value of shares being surrendered to pay the exercise price. As of September 30, 2018, and December 31, 2017, the balance outstanding was $979,156 and $490,000, respectively. As of September 30, 2018, and December 31, 2017, the accrued interest was $47,798 and $613, respectively. As of September 30, 2018, and December 31, 2017, we had issued warrants to purchase 262,000 and 134,000 shares of common stock, respectively. As of September 30, 2018, and December 31, 2017, we determined that the warrants had a fair value of $34,975 and $41,044, respectively, based on the Black-Scholes pricing model. The fair value was recorded as a discount on the notes payable and is being amortized over the life of the notes payable. As of September 30, 2018, we have amortized $41,153 of debt discount. As of September 30, 2018, warrants to purchase 39,000 shares have been exercised (see Note 9) and the debt discount related to the exercised warrants has been fully expensed. As of September 30, 2018, we have recorded a debt discount of $13,514 for the fair value of derivative liability and amortized $1,645 of debt discount. As of September 30, 2018, $21,367 of the principal payments of two notes is due and in default.

On February 15, 2018, we entered into an agreement with L2 Capital for a loan of up to $565,555, together with interest at the rate of 8% per annum, which consists of up to $500,000 to us and a prorated original issuance discount of $55,555 and $10,000 for transactional expenses to L2 Capital. L2 Capital has the right at any time to convert all or any part of the note into fully paid and nonassessable shares of our common stock at the fixed conversion price, which is equal to $0.50 per share; however, at any time on or after the occurrence of any event of default under the note, the conversion price will adjust to the lesser of $0.50 or 65% multiplied by the lowest volume weighted average price of the common stock during the 20-trading-day period ending, in L2 Capital’s sole discretion on each conversion, on either the last complete trading day prior to the conversion date or the conversion date. As of the September 30, 2018, we have received five tranches totaling $482,222 with debt issuance cost of $91,222. The debt issuance cost is amortized over the life of the note. In addition, we also issued warrants to purchase 56,073 shares of common stock in accordance with a non-exclusive finder’s fee arrangement (see Note 10). These warrants have a fair value of $13,280 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the notes payable and is being amortized over the life of the notes payable. As of September 30, 2018, we have amortized $87,628 of the debt issuance cost. During the quarter ended September 30, 2018, L2 Capital converted $18,190 of the note into 400,000 shares of common stock at an average conversion price of $0.045 per share. As of September 30, 2018, we have recorded a debt discount of $475,503 for the fair value of derivative liability and amortized $114,388 of debt discount. As of September 30, 2018, the outstanding balance was $464,032 and the accrued interest was $19,319. A total of $186,254 of the notes is in default as of September 30, 2018.

On May 22, 2018, we executed a convertible note with Collier Investments, LLC, an unaffiliated California company, in the amount of $281,250 with an interest rate of 12% per annum. The maturity date of the note is the earlier of: (i) seven months after the issuance date; or (ii) the date on which we consummate a capital-raising transaction for $6,000,000 or more primarily from the sale of equity in the company. The note, or any portion of it, can be convertible by the holder into shares of our common stock at any time after the issuance date. The conversion price is equal to the lesser of 80% multiplied by the price per share paid by the investors in a “qualified financing” (as defined in the note) or $0.20, subject to certain adjustments. At any time within a 90-day period following the issuance date, we have the option to prepay 145% of the outstanding balance. There was an original issue discount and transaction fees of $36,250, yielding net proceeds of $245,000 to us. In addition, we paid a finder’s fee of $20,914. The original issue discount and transaction and finder fees are being amortized over the life of the notes payable as debt issuance cost. For the nine months ended September 30, 2018, we amortized $34,459 of debt issuance cost. The accrued interest as of September 30, 2018, was $12,094. We have recorded a debt discount of $69,941 for the fair value of derivative liability and amortized $23,500 of debt discount as of September 30, 2018.

On September 19, 2018, we executed a note payable for $10,000 with an unrelated party that bears interest at 6% per annum, which is due quarterly beginning as of September 30, 2018. The maturity date for the note is three years after date of issuance. In addition, the lender received warrants to purchase 2,000 shares of common stock upon signing the promissory note. The warrant can be exercised at a price per share equal to a 15% discount from the price of common stock on the last trading day before such purchase. As of September 30, 2018, we have recorded $125 of debt discount for the fair value derivative liability and fully amortized $125 of the debt discount. As of September 30, 2018 the balance outstanding was $10,000 and the accrued interest was $18.

The following convertible notes and notes payable were outstanding at September 30, 2018:

								Related Party		Non Related Party
Issuance Date	Maturity Date	Interest Rate	In Default	Original Principal	Principal at September 30, 2018	Debt Discount at September 30, 2018	Carrying Amount at September 30, 2018	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	Yes	58,670	8,392	—	8,392	—	—	8,392	—
12/1/2007	9/1/2015	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
9/25/2009	10/25/2011	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/2009	12/23/2014	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	—	1,000,000	1,000,000	—	—	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—	—	—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	130,000	—	—	—
04/01/14	12/31/18	10.00%	No	2,265,000	1,102,500	—	1,102,500	1,102,500	—	—	—
12/22/14	03/31/15	12.00%	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	12.00%	Yes	100,000	100,000	—	100,000	—	—	100,000	—
3/12/2015	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
4/7/15	04/17/18	10.00%	No	50,000	50,000	—	50,000	—	—	50,000	—
11/23/2015	(1)	6.00%	No	50,000	50,000	26,667	23,333	23,333	—	—	—
2/25/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
5/20/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/2016	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/2016	(1)	6.00%	No	12,500	12,500	6,667	5,833	5,833	—	—	—
12/21/2016	(1)	6.00%	No	25,000	25,000	13,333	11,667	11,667	—	—	—
3/9/2017	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
7/13/2017	7/13/2019	6.00%	No	25,000	25,000	—	25,000		—	25,000
7/18/2017	7/18/2019	6.00%	No	25,000	25,000	—	25,000		—	25,000
7/26/2017	7/26/2019	6.00%	No	15,000	15,000	—	15,000		—	15,000
7/27/2017	7/27/2019	6.00%	No	15,000	15,000	—	15,000		—	15,000
12/20/2017	(2)	10.00%	Yes**	979,156	979,156	46,735	932,421		—	932,421
11/6/2017	(3)	10.00%	No	646,568	612,193	—	612,193	612,193	—	—	—
2/19/2018	(4)	8.00%	Yes**	464,032	464,032	364,709	99,323		—	99,323	—
5/24/2018	12/24/2018	12.00%	No	281,250	281,250	69,146	212,104		—	212,104	—
9/19/2018	9/28/2021	6.00%	No	10,000	10,000	—	10,000				10,000
Totals					$6,224,777	$527,257	$5,697,520	$3,569,406	$—	$1,959,780	$168,334

(1)	Maturity date is 90 days after demand.

(2)	Note payables were issued on various dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3)	Principal and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation; B). December 31, 2018 , or C). when OTE is able to pay.

(4)	Note payables were issued on various dates between February and May 2018 and are due in 6 months from issuance date.

**	Partially in default as of September 30, 2018

The following convertible notes and notes payable were outstanding at December 31, 2017:

								Related Party		Non Related Party
Issuance Date	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2017	Debt Discount at December 31, 2017	Carrying Amount at December 31, 2017	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	Yes	58,670	12,272	—	12,272	—	—	12,272	—
12/1/2007	9/1/2015	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
9/25/2009	10/25/2011	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/2009	12/23/2014	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	—	1,000,000	1,000,000	—	—	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—		—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	130,000	—	—	—
04/01/14	12/31/18	10.00%	No	2,265,000	1,137,500	—	1,137,500	1,137,500	—	—	—
12/22/14	03/31/15	12.00%	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	12.00%	Yes	100,000	100,000	—	100,000	—	—	100,000	—
3/12/2015	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
4/7/15	04/17/18	10.00%	No	50,000	50,000	—	50,000	—	—	50,000
11/23/2015	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
2/25/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
5/20/2016	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/2016	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/2016	(1)	6.00%	No	12,500	12,500	—	12,500	12,500	—	—	—
12/21/2016	(1)	6.00%	No	25,000	25,000	—	25,000	25,000	—	—	—
3/9/2017	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
7/13/2017	7/13/2019	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
7/18/2017	7/18/2019	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
7/26/2017	7/26/2019	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
7/27/2017	7/27/2019	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
12/20/2017	(2)	10.00%	No	490,000	490,000	41,044	448,956	—	—	—	448,956
11/6/2017	(3)	10.00%	No	646,568	641,568	—	641,568	641,568	—	—	—
Totals					$5,048,594	$41,044	$5,007,550	$3,680,448	$—	$639,812	$687,290

(1)	Maturity date is 90 days after demand.

(2)	Note payables were issued on various dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3)	Principal and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation; B). December 31, 2018 , or C). when OTE is able to pay.

On December 12, 2006, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “EDA -#180” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 8, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $14,974. The interest rate is 6.25% and the maturity date was January 5, 2013. The loan principal was $12,272 with no accrued interest as of December 31, 2017. This note is in default.

On December 1, 2007, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Eastern Idaho Development Corporation; this is referred as the “EIDC ” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 8, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $85,821. The interest rate is 7% and the maturity date was September 1, 2015. The loan principal was $85,821 with accrued interest of $33,323 as of December 31, 2017. This note is in default.

On September 25, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Pocatello Development Authority. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 8, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $50,000. The interest rate is 5% and the maturity date was October 25, 2011. The loan principal was $50,000 with accrued interest of $18,206 as of December 31, 2017. This note is in default.

On December 23, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “EDA - #273” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 8, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $94,480. The interest rate is 7% and the maturity date was December 23, 2014. The loan principal was $94,480 with accrued interest of $21,150 as of December 31, 2017. This note is in default.

On December 23, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “MICRO I - #274” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 8, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $23,619. The interest rate is 7% and the maturity date was December 23, 2014. The loan principal was $23,619 with accrued interest of $4,596 as of December 31, 2017. This note is in default.

On December 23, 2009, TetriDyn Solutions, Inc. (TDYS) borrowed funds from the Southeast Idaho Council of Governments (SICOG). This is referred as the “MICRO II - #275” loan. At the time of the merger between TDYS and Ocean Thermal Energy Corporation (OTE) on May 8, 2017, OTE assumed the liability for this loan. The remaining balance on the loan at the date of merger was $23,620. The interest rate is 7% and the maturity date was December 23, 2014. The loan principal was $23,620 with accrued interest of $5,897 as of December 31, 2017. This note is in default.

During 2012, we issued a note payable for $1,000,000 and three-year warrants to purchase 3,295,761 shares of common stock with an exercise price of $0.50 per share. The note had an interest rate of 10% per annum, was secured by a first lien in all of our assets and was due on February 3, 2015. We determined the warrants had a fair value of $378,500 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and was being amortized over the life of the note. We repriced the warrants during 2013 and took an additional charge to earnings of $1,269,380 related to the repricing. The warrants were exercised upon the repricing. On March 6, 2018, the note holder agreed to amend the note to extend the due date of the note to December 31, 2018. As of December 31, 2017, the outstanding balance was $1,000,000, plus accrued interest of $535,559.

During 2013, we issued Series B units. Each unit is comprised of a note agreement, a $50,000 promissory note that matures on September 30, 2023, and bears interest at 10% per annum payable annually in arrears, a security agreement, and a warrant to purchase 10,000 shares of common stock at an exercise price to be determined pursuant to a specified formula. During 2013, we issued $525,000 of 10% promissory notes and warrants to purchase 105,000 shares of common stock. The warrants have an expiration date of September 30, 2023. We determined the warrants had a fair value of $60,068 based on the Black-Scholes option-pricing model. As part of our agreement with the Memphis Investors, the Board repriced the warrants to $0.00 and exercised the warrants and issued shares of common stock. On December 31, 2016, the accrued interest was $168,934. During 2015, one of the original note holders transferred its ownership of the note in the amount of $50,000 to Jeremy P. Feakins & Associates LLC through the JPF Venture Fund 1, LP. On August 15, 2017, loans in the amount of $316,666 and accrued interest of $120,898 were converted to 437,564 shares at $1.00 per share, which was ratified by the Board of Directors. The shares were recorded at fair value of $1,165,892. The Company recorded a loss on settlement of debt of $728,328 on conversion date. On November 8, 2017, Jeremy P. Feakins & Associates LLC, converted loans in the amount of $50,000 and accrued interest of $16,263 at $1.00 per share into 66,263 shares of common stock. As of December 31, 2017, the loan balance was $158,334 and the accrued interest was $68,894.

During 2013, we paid cash of $10,000 and issued a note payable for $290,000 in connection with the reverse merger transaction. We repurchased and retired 7,546,464 shares of common stock simultaneously with the closing of the merger with Broad Band Network Associates. The note is unsecured and due the earlier of December 31, 2015, or upon our receiving $50,000 of proceeds from the exercise of the Class A warrants, $50,000 from the exercise of the Class B warrants, $60,000 from the exercise of the Class C warrants, $60,000 from the exercise of Class D warrants, and $70,000 from the exercise of the Class E warrants. During 2014, we paid $100,000 and during 2015, we paid $60,000, leaving a balance of $130,000. Accrued interest totaled $40,313 at December 31, 2017 and $29,769 at December 31, 2016. We have determined that no further payment of principal or interest on this note should be made because the note holder failed to perform his underlying obligations giving rise to this note. As such, we are confident that if the note holder were to seek legal redress, a court would decide in our favor by either voiding the note or awarding damages sufficient to offset the note value.

During 2014, we issued a note payable for $2,265,000 and warrants to purchase 12,912,500 shares of common stock, with an exercise price equal to the greater of a 50% discount of the stock price when our shares are listed on a public exchange or $0.425 per share, to an entity owned by our chief executive officer, together our principal stockholders. The warrants expire one year after our shares are listed on a recognized public exchange. The unsecured note has an interest rate of 10% per annum and the balance was due on January 31, 2015. We determined the warrants had a fair value of $2,265,000 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the note payable and is being amortized over the life of the note. As part of our agreement with the Memphis Investors, the Board repriced the warrants to $0.00 and exercised the warrants and issued shares of common stock. As of December 31, 2015, principal of $152,500 has been repaid and principal of $351,500 has been converted into 468,667 shares of common stock, leaving a note balance of $1,761,000. During 2016, a principal payment of $5,000 was made leaving a note balance of $1,756,000 at December 31, 2016. On December 31, 2016, the accrued interest was $453,093. On August 15, 2017, loans in the amount of $618,500 and accrued interest of $207,731 were converted to 826,231 shares at $1.00 per share, which was ratified by the Board of Directors. The conversion was recorded at historical cost due to the related party nature of the transaction. As of December 31, 2017, the loan balance was $1,137,500 and the accrued interest was $399,692. On January 18, 2018 the note holder agreed to extend the due date for the repayment of the loan and interest to the earlier of December 31, 2018 or the date for the Ocean Thermal Energy Corporation’s financial closings of its Baha Mar Project (or any other project of $25 million or more), or partial payments will begin as the Company draws upon investment provided by L2 Capital. whichever occurs first. (see note 9)

During 2014, we issued Secured Convertible Promissory Notes (Bonds) totaling $166,800 through September 30, 2014. The bonds carry an interest rate ranging from 7.86% to 9.86% and mature on April 30, 2019 and December 31, 2019. In addition, the bondholders are entitled to convert each $1,200 bond into 1,000 shares of common stock at a price of $1.20 per share. Should our shares trade for 10 consecutive days at $1.80 per share or higher. On August 15, 2017, bonds in the amount of $166,800 and accrued interest of $48,866 were converted to 179,722 shares of common stock at $1.20 per share.

During 2014, we issued a note payable of $100,000 to a related party and $200,000 to a third party, for a total of $300,000, and warrants to purchase 300,000 shares of common stock with an exercise price of $1.00 per share. As part of our agreement with the Memphis Investors, the Board repriced the warrants to $0.00 and exercised the warrants and issued shares of common stock. These unsecured notes have an interest rate of 12% per annum. The $100,000 note with a related party is due the earlier of December 26, 2015; the completion by us of an equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or the financial close of the Baha Mar project and release of funds by the bank. The balance on the $200,000 note is due the earlier of March 31, 2015; the completion by us of an equity financing resulting in our receipt of gross proceeds of at least $2,000,000; or the financial close of the Baha Mar project and release of project financing funds by the bank. As of December 31, 2016, the notes are in default. Due to the delay in opening of the Baha Mar Resort, our Baha Mar SWAC Project’s financial closing was delayed causing us to default on the notes. We have accrued the interest at a default rate of 22%. We intend to repay the notes and accrued interest upon the project’s financial closing. As of December 31, 2017, the outstanding loan balance was $300,000. Accrued interest totaled $180,129 as of December 31, 2017 and $113,119 as of December 31, 2016.

On April 7, 2015, we issued an unsecured convertible promissory note in the principal amount of $50,000 to an unrelated party. The note bears interest of 10% and is due on April 17, 2017. On April 6, 2017, the note holder agreed to extend the maturity date to April 7, 2018. The note and accrued interest can be converted into our common stock at a conversion rate of $0.75 per share at any time prior to the repayment. We recorded a debt discount of $6,667 for the fair value of the beneficial conversion feature. During the year ended December 31, 2017, we amortized debt discount of $871. As of December 31, 2017, the outstanding loan balance was $50,000. Accrued interest totaled $13,847 as of December 31, 2017 and $12,668 as of December 31, 2016.

On March 12, 2015, the Company exchanged convertible notes issued in 2010, 2011, and 2012, payable to its officers and directors in the aggregate principal amount of $320,246, plus accrued but unpaid interest of $74,134, into a single, $394,380 consolidated convertible note (the “Consolidated Note”). The Consolidated Note was assigned to JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer. The Consolidated Note was convertible to common stock at $0.025 per share, the approximate market price of the Company’s common stock as of the date of the issuance. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the Consolidated Note. The Consolidated Note bears interest at 6% per annum and is due and payable within 90 days after demand. As of December 31, 2017, the outstanding loan balance was $394,380 and the accrued but unpaid interest on the Consolidated Note was $70,568.

 On March 12, 2015, the Company assigned the liabilities for unpaid salaries of two of its former officers in the amount of $213,436 to JPF. The assignment was evidenced by a consolidated promissory note dated December 31, 2014. The note does not bear any interest. On December 31, 2016, the $213,436 was reclassified to accrued expenses.

On June 23, 2015, the Company borrowed $50,000 from JPF pursuant to a promissory note. The Company received $25,000 on July 31, 2015, and the remaining $25,000 on August 18, 2015. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of the Company’s common stock at the rate of one share for each $0.01384. On September 8, 2017, JPF elected to convert $50,000 of notes payable and accrued interest of $6,342 into 3,612,596 and 458,198 shares of common stock, respectively.

On November 23, 2015, the Company borrowed $50,000 from JPF pursuant to a promissory note. The Company received $37,500 before December 31, 2015, and the remaining $12,500 was received after the year-end. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of the Company’s common stock at the rate of one share each for $0.01384. As of December 31, 2017, the outstanding balance was $50,000, plus accrued interest of $6,049.

On February 25, 2016, the Company borrowed $50,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.01384. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the note. As of December 31, 2017, the outstanding balance was $50,000, plus accrued interest of $5,636

On May 20, 2016, the Company borrowed $50,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.01384. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the note. As of December 31, 2017, the outstanding balance was $50,000, plus accrued interest of $4,788.

On October 20, 2016, the Company borrowed $12,500 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.01384. On February 24, 2017 the Company completed an amendment with JPF to eliminate the conversion feature of the note. As of December 31, 2017, the outstanding balance was $12,500, plus accrued interest of $928.

On October 20, 2016, the Company borrowed $12,500 from an independent director pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.01384 of As of December 31, 2017, the outstanding balance was $12,500, plus accrued interest of $994.

On October 20, 2016, the Company borrowed $25,000 from a stockholder pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.01384. As of June 5, 2017 the note holder converted the note principal of $25,000 into 1,806,298 shares common stock. As of December 31, 2017, there was no outstanding balance and accrued interest was $904.

.

On December 21, 2016, the Company borrowed $25,000 from JPF pursuant to a promissory note. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable 90 days after demand; and (iii) the payee is authorized to convert part or all of the note balance and accrued interest, if any, into shares of our common stock at the rate of one share for each $0.01384. As of December 31, 2017, the outstanding balance was $25,000, plus accrued interest of $1,563.

On March 9, 2017, an entity owned by our chief executive officer is an officer and director, agreed to provide up to $200,000 in working capital. The note bears interest of 10% and is due and payable with 90 days of demand. As of December 31, 2017, the balance of the loan outstanding was $177,000 and the accrued interest was $14,905.

During the third quarter of 2017, the Company launched a $2,000,000 convertible promissory note private placement offering. The terms of the note are as follows: (i) interest is payable at 6% per annum; (ii) the note is payable two years after purchase; (iii) and all principal and interest on each Note shall automatically convert on the Conversion Maturity Date into shares of the Company’s common stock at a conversion price of $4.00 per share, as long as the closing share price of the Company’s common stock on the trading day immediately preceding the Conversion Maturity Date is at least $4.00, as adjusted for stock splits, stock dividends, reclassification, and the like. If the price of the Company’s shares on such date is less than $4.00 per share, the Note (principal and interest) will be repaid in full. As of December 31, 2017, the outstanding balance for all four loans was $80,000, plus accrued interest of $2,186.

On November 6, 2017, the Company entered into an agreement with a promissory note with JPF Venture Group, Inc. (“JPF”), an investment entity that is majority-owned by Jeremy Feakins, the Company’s director, chief executive officer, and chief financial officer, to loan the Company up to $2,000,000. The terms of the note are as follows: (i) interest is payable at 10% per annum; (ii) all unpaid principal and all accrued and unpaid interest shall be due and payable at the earliest of (a) resolution of the Memphis litigation; (b) June 30, 2018; or (c) when the company is otherwise able to pay. As of December 31, 2017, the outstanding balance was $641,568 and the accrued interest was $14,372.

In December 2017, the Company entered into a Note and Warrant Purchase Agreement pursuant to which we issued a series of unsecured promissory notes (the “Notes”) to accredited investors, in the aggregate principal amount of $490,000 as of December 31, 2017. The Notes accrue interest at a rate of 10% per annum payable on a quarterly basis and are not convertible into shares of capital stock of the Company. The Notes are payable within five business days after receipt of funds from L2 Capital under the Equity Purchase Agreement equal to 20% of the total funds received by the Company from L2 payable on a pro rata basis to all holders of the Notes. The Company may prepay the Notes in whole or in part without penalty or premium on or before the maturity date of July 30, 2019. In connection with the issuance of the Notes, for each Note purchased the Noteholder will receive a warrant exercised as follows:

$10,000 note with a warrant to purchase 2,000 shares

$20,000 note with a warrant to purchase 5,000 shares

$25,000 note with a warrant to purchase 6,500 shares

$30,000 note with a warrant to purchase 8,000 shares

$40,000 note with a warrant to purchase 10,000 shares

$50,000 note with a warrant to purchase 14,000 shares

The exercise price per share of the Warrants is equal to Eighty-Five Percent (85%) of the closing price of the Company’s common stock on the day immediately preceding the exercise of the relevant Warrant, subject to adjustment as provided in the Warrant. The Warrant includes a cashless net exercise provision whereby the holder can elect to receive shares equal to the value of the Warrant minus the fair market value of shares being surrendered to pay the exercise. As of December 31, 2017, the balance outstanding was $490,000, the accrued interest was $613, and we had issued Warrants to purchase 134,000 shares of common stock. We determined that the warrants had a fair value of $41,044 based on the Black-Scholes option-pricing model. The fair value was recorded as a discount on the notes payable and is being amortized over the life of the notes payable.

The following convertible note and notes payable were outstanding at December 31, 2017:

								Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2017	Discount at December 31 2017	Carrying Amount at December 31, 2017	Current	Long-Term	Current	Long-Term
12/12/2006	1/5/2013	6.25%	Yes	58,670	12,272	-	12,272	-	-	12,272
12/1/2007	9/1/2015	7.00%	Yes	125,000	85,821	-	85,821	-	-	85,821	-
9/25/2009	10/25/2011	5.00%	Yes	50,000	50,000	-	50,000	-	-	50,000	-
12/23/2009	12/23/2014	7.00%	Yes	100,000	94,480	-	94,480	-	-	94,480	-
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,619	-	23,619	-	-	23,619	-
12/23/2009	12/23/2014	7.00%	Yes	25,000	23,620	-	23,620	-	-	23,620	-
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	-	1,000,000	1,000,000	-	-	-
08/15/13	10/31/23	10.00%	No	525,000	158,334	-	158,334	-		-	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	-	130,000	130,000	-	-	-
04/01/14	12/31/18	10.00%	No	2,265,000	1,137,500	-	1,137,500	1,137,500	-	-	-
12/22/14	03/31/15	12.00%	Yes	200,000	200,000	-	200,000	-	-	200,000	-
12/26/14	12/26/15	12.00%	Yes	100,000	100,000	-	100,000	-	-	100,000	-
3/12/2015	90 days after demand	6.00%	No	394,380	394,380	-	394,380	394,380	-	-	-
4/7/15	04/17/18	10.00%	No	50,000	50,000	-	50,000	-	-	50,000
11/23/2015	90 days after demand	6.00%	No	50,000	50,000	-	50,000	50,000	-	-	-
2/25/2016	90 days after demand	6.00%	No	50,000	50,000	-	50,000	50,000	-	-	-
5/20/2016	90 days after demand	6.00%	No	50,000	50,000	-	50,000	50,000	-	-	-
10/20/2016	90 days after demand	6.00%	No	50,000	12,500	-	12,500	12,500	-	-	-
10/20/2016	90 days after demand	6.00%	No	12,500	12,500	-	12,500	12,500	-	-	-
12/21/2016	90 days after demand	6.00%	No	25,000	25,000	-	25,000	25,000	-	-	-
3/9/2017	90 days after demand	10.00%	No	200,000	177,000	-	177,000	177,000	-	-	-
7/13/2017	7/13/2019	6.00%	No	25,000	25,000	-	25,000	-	-	-	25,000
7/18/2017	7/18/2019	6.00%	No	25,000	25,000	-	25,000	-	-	-	25,000
7/26/2017	7/26/2019	6.00%	No	15,000	15,000	-	15,000	-	-	-	15,000
7/27/2017	7/27/2019	6.00%	No	15,000	15,000	-	15,000	-	-	-	15,000
12/20/2017	7/30/2019	10.00%	No	50,000	50,000	4,340	45,660	-	-	-	45,660
12/20/2017	7/30/2019	10.00%	No	10,000	10,000	620	9,380	-	-	-	9,380
12/21/2017	7/30/2019	10.00%	No	50,000	50,000	4,284	45,716	-	-	-	45,716
12/27/2017	7/30/2019	10.00%	No	10,000	10,000	600	9,400	-	-	-	9,400
12/27/2017	7/30/2019	10.00%	No	10,000	10,000	600	9,400	-	-	-	9,400
12/28/2017	7/30/2019	10.00%	No	250,000	250,000	21,000	229,000	-	-	-	229,000
12/29/2017	7/30/2019	10.00%	No	100,000	100,000	8,960	91,040	-	-	-	91,040
12/29/2017	7/30/2019	10.00%	No	10,000	10,000	640	9,360	-	-	-	9,360
11/6/2017	* See note below	10.00%	No	646,568	641,568	-	641,568	641,568	-	-	-

Totals					$5,048,594	$41,044	$5,007,550	$3,680,448	$-	$639,812	$687,290

	* Note - Principal and accrued interest will be due and payable at the earliest of A). resolution of Memphis litigation (see note 9); B). June 30, 2018, or C). when OTE is able to pay

The following convertible notes and notes payable were outstanding at December 31, 2016:

							Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	Original Principal	Principal at December 31, 2016	Discount at December 31, 2016	Carrying Amount at December 31, 2016	Current	Long-Term	Current	Long-Term
02/03/12	02/03/18	10.00%	1,000,000	1,000,000	-	1,000,000	-	1,000,000	-	-
08/15/13	10/31/23	10.00%	525,000	525,000	44,089	480,911	-	45,644	-	435,267
12/31/13	12/31/15	8.00%	290,000	130,000	-	130,000	130,000	-	-	-
04/01/14	12/31/17	10.00%	2,265,000	1,756,000	-	1,756,000	1,756,000	-	-	-
04/16/14	04/30/19	9.86%	6,000	6,000	-	6,000	-	-	-	6,000
05/09/14	04/30/19	9.86%	50,400	50,400	-	50,400	-	-	-	50,400
05/28/14	04/30/19	9.86%	25,200	25,200	-	25,200	-	-	-	25,200
07/21/14	12/31/19	9.86%	78,000	78,000	-	78,000	-	-	-	78,000
08/18/14	12/31/19	7.86%	7,200	7,200	-	7,200	-	-	-	7,200
12/22/14	03/31/15	12.00%	200,000	200,000	-	200,000	-	-	200,000	-
12/26/14	12/26/15	12.00%	100,000	100,000	-	100,000	-	-	100,000	-
04/07/15	04/17/17	10.00%	50,000	50,000	871	49,129	-	-	49,129	-
Totals			$4,596,800	$3,927,800	$44,960	$3,882,840	$1,886,000	$1,045,644	$349,129	$602,067

Maturities of Long-Term Obligations for Five Years and Beyond

The minimum principal payments of notes payable at December 31, 2017:

2018	$4,320,260
2019	570,000
2020	-
2021 and thereafter	158,334
Total	$5,048,594